Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue
Systems	$ 17,591	$ 36,459	$ 47,285
Services	11,300	9,583	5,107
Total Revenue	28,891	46,042	52,392
Cost of sales and services	18,959	30,369	34,594
Gross profit (exclusive of depreciation and amortization shown below)	9,932	15,673	17,798
Operating expenses
Administrative	7,130	12,326	8,224
Sales and marketing	7,129	9,986	9,833
Customer support and operations	9,213	11,357	8,612
Research and development	6,764	17,823	14,556
Depreciation and amortization	2,836	3,486	4,097
Total operating expenses	33,072	54,978	45,322
Operating loss	(23,140)	(39,305)	(27,524)
Other income (expense)
Gain (loss) on asset disposals	(196)	(120)	19
Foreign exchange	(2,232)	(1,208)	(125)
Interest and other	(4,577)	(1,223)	(40)
Total other income (expense)	(7,005)	(2,551)	(146)
Net loss before taxes	(30,145)	(41,856)	(27,670)
Income tax expense (note 13)	242	144	86
Net loss	(30,387)	(42,000)	(27,756)
Other comprehensive income (loss)
Foreign currency translation adjustment	1,231	818	(195)
Other comprehensive income (loss)	1,231	818	(195)
Comprehensive loss for the year	$ (29,156)	$ (41,182)	$ (27,951)
Weighted average number of common shares outstanding	52,233,551	50,714,678	45,777,587
Basic and diluted loss per share (note 20)	$ (0.58)	$ (0.83)	$ (0.61)